Divestment - Equity Method Investment in Consolidated Balance Sheet (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Asm Pacific Technology Ltd [Member]	Mar. 15, 2013 Asm Pacific Technology Ltd [Member]
Associates:
ASMI share (39.94%) in equity value ASMPT				€ 264,384
Recognized other intangible assets and fair value changes from PPA				188,985
Goodwill, net	11,421	51,888	52,131	517,761
Total value investment in ASMPT				971,130
Deferred value related to the use of the trade name ASM				(27,454)
Total value reported on line investments and associates	€ 943,954	€ 278		€ 943,676
Non-consolidated ownership percentage				39.94%	40.08%	[1]

[1]	The accounts of ASM Pacific Technology Ltd were consolidated till March 15, 2013. On that date ASM International sold a 11.88% share in ASM Pacific Technology Ltd resulting in a cease of its control and a subsequent deconsolidation of its 40.08% associate. This shareholding diluted in December 2013 as a result of the issuance of shares to 39.94%.